UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to .

Date of Report (Date of earliest event reported): Commission File Number of securitizer: Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196

Central Index Key Number of sponsor: 0001633283

                Towd Point Mortgage Trust 2023-CES1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001984753
Central Index Key Number of underwriter (if applicable): N/A

                            Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.1 and Exhibit 99.2 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Rating Agency Grades
	Schedule 3 –	Exception Grades
	Schedule 4 –	Valuation Summary
	Schedule 5a –	Supplemental Data
	Schedule 5b –	Supplemental Data
	Schedule 6 –	Business Purpose

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC
	Schedule 1 –	Narrative
	Schedule 2 –	Conditions
	Schedule 3 –	Custom Upload
	Schedule 4 –	Loan Level Tape Compare
	Schedule 5 –	Valuations Summary
	Schedule 6 –	Rating Agency ATR-QM Data Fields

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 13, 2023

TOWD POINT ASSET FUNDING, LLC
(Depositor)

By:	/s/ Michael Hitzmann
Name: Michael Hitzmann
Title: President and Chief Executive Officer

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Rating Agency Grades
	Schedule 3 –	Exception Grades
	Schedule 4 –	Valuation Summary
	Schedule 5a –	Supplemental Data
	Schedule 5b –	Supplemental Data
	Schedule 6 –	Business Purpose

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC
	Schedule 1 –	Narrative
	Schedule 2 –	Conditions
	Schedule 3 –	Custom Upload
	Schedule 4 –	Loan Level Tape Compare
	Schedule 5 –	Valuations Summary
	Schedule 6 –	Rating Agency ATR-QM Data Fields